Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2022, through the date the consolidated financial statements were available to be issued, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as follow:

Bank borrowing

As the date these consolidated financial statements were available to be issued, the Company has new bank borrowings in the amount of $2,609,755 (RMB 18 million) with interest rates ranging from 3.45-3.95% and has bank loan repayment of $2,609,755 (RMB 18 million).

New bank borrowing

Subsequent new bank borrowings consisted of the following:

Lender	Company	Rate	Issuance Date	Collateral/Security	Amount-RMB	Amount-USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/30/2023	Yada, Yongjun Liu	5,000,000	724,932
Industrial and Commercial Bank of China	Yada	3.45%	2/17/2023	Properties of Yada	9,000,000	1,304,877
Bank of Communications	Huadong	3.50%	1/19/2023	Yongjun Liu, Yin Liu, Yada	4,000,000	579,946
Total					18,000,000	2,609,755

Repayment

Subsequent repayments on bank borrowings consisted of the following:

Lender	Company	Rate	Repayment Date	Collateral/Security	Amount-RMB	Amount-USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/31/2023	Yada, Yongjun Liu	5,000,000	724,932
Bank of Communications	Huadong	3.55%	1/13/2023	Yongjun Liu, Yin Liu, Yada	4,000,000	579,946
Industrial and Commercial Bank of China	Yada	3.70%	2/16/2023	Properties of Yada	9,000,000	1,304,877
Total					18,000,000	2,609,755